Investments in Joint Ventures (Details) - Schedule of results of operations of the joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Revenue and Expenses
Revenues	$ 609.5	$ 612.8	$ 562.5
Expenses	318.6	315.8	309.6
Excess of revenues over expenses	$ 290.9	$ 297.0	$ 252.9